Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 15, 2018
Registrant Name	dei_EntityRegistrantName	Goldman Sachs ETF Trust
Central Index Key	dei_EntityCentralIndexKey	0001479026
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 15, 2018
Document Effective Date	dei_DocumentEffectiveDate	May 16, 2018
Prospectus Date	rr_ProspectusDate	May 16, 2018